Regulatory matters	6 Months Ended
Sep. 30, 2022
Regulatory matters
9. Regulatory matters
Regulatory capital requirements
MHFG, MHBK, and MHTB are subject to regulatory capital requirements supervised by the Financial Services Agency in accordance with the provisions of Japan’s Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2022 and September 30, 2022 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2022		September 30, 2022
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,184	8.01	5,714	8.01
Actual	8,067	12.46	8,097	11.35
Tier 1 capital:
Required (1)	6,155	9.51	6,784	9.51
Actual	9,713	15.00	9,733	13.64
Total risk-based capital:
Required (1)	7,450	11.51	8,210	11.51
Actual	11,351	17.53	11,216	15.72
Leverage Ratio (2) :
Required	6,389	3.00	6,925	3.00
Actual	9,713	4.56	9,733	4.21
MHBK:
Common Equity Tier 1 capital:
Required	2,683	4.50	2,981	4.50
Actual	6,968	11.68	7,082	10.68
Tier 1 capital:
Required	3,578	6.00	3,975	6.00
Actual	8,604	14.42	8,714	13.15
Total risk-based capital:
Required	4,771	8.00	5,300	8.00
Actual	10,150	17.02	10,110	15.26
Leverage Ratio (2) :
Required	5,971	3.00	6,509	3.00
Actual	8,604	4.32	8,714	4.01
MHTB:
Common Equity Tier 1 capital:
Required	79	4.50	76	4.50
Actual	442	25.18	453	26.62
Tier 1 capital:
Required	105	6.00	102	6.00
Actual	442	25.18	453	26.62
Total risk-based capital:
Required	140	8.00	136	8.00
Actual	442	25.18	453	26.62
Leverage Ratio (2) :
Required	130	3.00	128	3.00
Actual	442	10.20	453	10.56

	March 31, 2022		September 30, 2022
	Amount	Ratio	Amount	Ratio

	(in billions of yen, except percentages)

Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,528	4.50	2,783	4.50
Actual	6,293	11.20	6,066	9.80
Tier 1 capital:
Required	3,370	6.00	3,710	6.00
Actual	7,919	14.09	7,689	12.43
Total risk-based capital:
Required	4,494	8.00	4,947	8.00
Actual	9,483	16.88	9,097	14.70
Leverage Ratio (2) :
Required	5,570	3.00	6,048	3.00
Actual	7,919	4.26	7,689	3.81
MHTB:
Common Equity Tier 1 capital:
Required	78	4.50	76	4.50
Actual	425	24.40	436	25.68
Tier 1 capital:
Required	104	6.00	101	6.00
Actual	425	24.40	436	25.68
Total risk-based capital:
Required	139	8.00	135	8.00
Actual	425	24.40	436	25.69
Leverage Ratio (2) :
Required	126	3.00	124	3.00
Actual	425	10.09	436	10.47

Notes:
(1)
The required ratios disclosed above, at March 31, 2022 and September 30, 2022, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.01%, and the additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2022 and September 30, 2022 exclude amounts of deposits to the Bank of Japan.
MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under Japan’s Financial Instruments and Exchange Act. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions.
Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.
Business improvement orders
MHFG and MHBK received business improvement orders dated November 26, 2021 from the Financial Services Agency of Japan pursuant to Clause 1 of Article
52-33
and Clause 1 of Article 26 of the Banking Act of Japan, in regard to the series of IT system failures that have occurred from February to September 2021. In response to this, MHFG and MHBK submitted the business improvement plans to the Financial Services Agency of Japan. MHFG and MHBK have been implementing measures to prevent further incidents based on the business improvement plans and building up crisis response capability in a multidimensional manner. See Note 14 “Commitments and contingencies” for further information on the impact that these orders have on the consolidated financial statements.